Promissory Note - Prime Number Acquisition I Corp - Additional Information (Details) - USD ($)	Jun. 14, 2023	May 17, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Instrument [Line Items]
Ordinary Stock, Shares, Outstanding			170,453,431	126,799,854
Promissory note				$ 333,594
Prime Number Acquisition I Corp.
Debt Instrument [Line Items]
Promissory note			$ 0	$ 333,594
Prime Number Acquisition I Corp. | First Monthly Extension Payment
Debt Instrument [Line Items]
Debt instrument issued, amount		$ 208,594
Percentage of registration fee for filing registration statement/proxy statement		50.00%
Debt instrument, convertible, conversion price		$ 10
Prime Number Acquisition I Corp. | Second Monthly Extension Payment
Debt Instrument [Line Items]
Debt instrument issued, amount	$ 125,000
Debt instrument, convertible, conversion price	$ 10